Related Party Transactions (Details 1) - USD ($)		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Other receivable			$ 46,743
Other payable		1,299,578	1,082,395	2,955,575
Klingon [Member]
Related Party Transaction [Line Items]
Other payable	[1]	762,000	762,000	762,000
Louis Giordimanina [Member]
Related Party Transaction [Line Items]
Other payable		135,973
Dmedia Llc [Member]
Related Party Transaction [Line Items]
Other payable	[2]	325,040
Daniel [Member]
Related Party Transaction [Line Items]
Rental deposit		2,542	2,396	4,966
Other payable	[3]	132,305	128,543	49,500
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Other payable	[3]	81,752	76,600	69,385
WWI [Member]
Related Party Transaction [Line Items]
Other payable	[4]	38,241	9,410
PPTW [Member]
Related Party Transaction [Line Items]
Other payable				819,300
PPUS [Member]
Related Party Transaction [Line Items]
Other payable				737,000
dMobile [Member]
Related Party Transaction [Line Items]
Other payable				471,100
Bummy Wu [Member]
Related Party Transaction [Line Items]
Other payable				32,149
Others [Member]
Related Party Transaction [Line Items]
Other payable	[3]	149,307	105,842	15,141
Hao Wei Peng [Member]
Related Party Transaction [Line Items]
Other receivable	[5]		$ 46,743

[1]	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2017 and 2016, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.
[2]	Represents short-term loan from Dmedia Holding LP. This short-term loan will expire on January 30, 2019 with an annual interest rate of 3%.
[3]	Represents payable to employees as a result of regular operating activities.
[4]	Represents rent for a warehouse in Hong Kong to store the Company's hardware.
[5]	Represents receivable from Mr. Peng due to the transactions prior to the acquisition of Aircom Telecom on December 19, 2017. The amount is subsequently collected on January 4, 2018.